Segmented information	12 Months Ended
Dec. 31, 2021
Operating Segments [Abstract]
Segmented information	Segmented information:
The Company’s operations consist of the production and sale of methanol, which constitutes a single operating segment.
During the years ended December 31, 2021 and 2020, revenues attributed to geographic regions, based on the location of customers, were as follows:

Revenue	China	Europe	United States	South Korea	South America	Canada	Other Asia	TOTAL
2021	$1,263,753	$883,290	$670,617	$525,850	$438,463	$176,796	$455,790	$4,414,559
	29%	20%	15%	12%	10%	4%	10%	100%
2020	$828,277	$488,955	$419,461	$284,461	$269,853	$117,480	$241,476	$2,649,963
	31%	18%	16%	12%	10%	4%	9%	100%

As at December 31, 2021 and 2020, the net book value of property, plant and equipment by geographic region, and the Company's shipping business, was as follows:

Property, plant and equipment [1]	United States	Egypt	New Zealand	Trinidad	Canada	Chile	Waterfront Shipping	Other	TOTAL
December 31, 2021	$1,840,893	$576,721	$208,340	$95,082	$174,905	$102,766	$645,707	$41,735	$3,686,149
December 31, 2020	$1,727,982	$617,017	$241,581	$120,130	$191,010	$124,271	$610,843	$44,222	$3,677,056
[1] Includes right-of-use (leased) assets.